INVESTMENT AND MORTGAGE-BACKED SECURITIES - Amortized cost and fair value of investment and mortgage-backed securities, with gross unrealized gains and losses (Details) (USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Securities Available for Sale:
Amortized cost	$ 61,330	$ 64,030	$ 71,955
Gross unrealized gains	1,651	2,288	4,372
Gross unrealized losses	(266)	(343)	(957)
Fair Value	62,715	65,975	75,370
Securities Held to Maturity:
Amortized cost	87,976	63,110	108,956
Gross unrealized gains	2,575	3,300	3,846
Gross unrealized losses	(369)	(9)	(81)
Fair value	90,182	66,401	112,721
Debt Securities
Securities Available for Sale:
Amortized cost	61,324	64,024	71,949
Gross unrealized gains	1,639	2,287	4,372
Gross unrealized losses	(266)	(343)	(957)
Fair Value	62,697	65,968	75,364
U.S. government and agency obligations
Securities Available for Sale:
Amortized cost	19,985	13,994	9,360
Gross unrealized gains	69	110	100
Gross unrealized losses	(97)	(1)	(36)
Fair Value	19,957	14,103	9,424
Securities Held to Maturity:
Amortized cost	71,932	44,475	87,708
Gross unrealized gains	1,064	1,333	1,457
Gross unrealized losses	(364)	(9)	(81)
Fair value	72,632	45,799	89,084
Mortgage-backed securities - U.S. government agencies
Securities Available for Sale:
Amortized cost	37,632	45,722	57,340
Gross unrealized gains	1,355	2,040	4,243
Gross unrealized losses	(39)
Fair Value	38,948	47,762	61,583
Securities Held to Maturity:
Amortized cost	16,044	18,635	21,248
Gross unrealized gains	1,511	1,967	2,389
Gross unrealized losses	(5)
Fair value	17,550	20,602	23,637
Mortgage-backed securities - non-agency
Securities Available for Sale:
Amortized cost	3,707	4,308	5,249
Gross unrealized gains	215	137	29
Gross unrealized losses	(130)	(342)	(921)
Fair Value	3,792	4,103	4,357
FHLMC preferred stock
Securities Available for Sale:
Amortized cost	6	6	6
Gross unrealized gains	12	1
Gross unrealized losses
Fair Value	$ 18	$ 7	$ 6